Other Current and Long-Term Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Other Current and Long-Term Assets
Other Current and Long-Term Assets

Note 5: Other Current and Long-Term Assets

Other Current and Long-Term Assets consists of the following at:

($ in thousands)	March 31, 2023	June 30, 2022
Other Assets - Current
Prepaid Intellectual Property	$3,007	$2,443
Prepaid Insurance	532	431
Prepaid Acquisitions	—	2,243
Prepaid Freight	143	216
Prepaid Manufacturing Components	104	79
Prepaid Rent	1,302	—
Prepaid Maintenance	1,209	885
Prepaid Shipping Supplies	1,555	2,831
Total Other Assets - Current	$7,852	$9,128

Other Long-Term Assets
Deposits	$270	$3,748
Total Other Long-Term Assets	$270	$3,748

Note 4:Other Current and Long-Term Assets

Other Current and Long-Term Assets consists of the following at:

($ in thousands)	June 30, 2022	June 30, 2021
Other Assets – Current
Prepaid Intellectual Property	$2,443	$3,411
Prepaid Insurance	431	2,011
Prepaid Acquisitions	2,243	—
Prepaid Freight	216	—
Prepaid Manufacturing Components	79	167
Prepaid Maintenance	885	165
Prepaid Shipping Supplies	2,832	1,533
Total Other Assets – Current	$9,129	$7,287
Other Assets – Long Term
Deposits	$3,748	$361
Total Other Assets – Long Term	$3,748	$361